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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: _________________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GME Capital LLC
Address: 17 Heights Road
         Plandome, NY 11030

Form 13F File Number: 28-11270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Edward M. Giles
Title: Managing Member
Phone: 212-752-5255

Signature, Place, and Date of Signing:


/s/ Edward M. Giles                      New York, NY   1/31/11
-------------------------------------   -------------   -------
[Signature]                             [City, State]    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         39
Form 13F Information Table Value Total:     246146
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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GME Capital LLC
FORM 13F
31-Dec-10

                                                                                                        Voting Authority
                                                             Value  Shares/ Sh/ Put/ Invstmt   Other  --------------------
Name of Issuer                 Title of class     CUSIP    (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared None
------------------------------ -------------- ------------ -------- ------- --- ---- ------- -------- ------- ------ -----
3D SYSTEMS CORP                COM NEW        88554D205       11162  354460 SH       Defined           354460
ACCELR8 TECHNOLOGY CORP        COM NEW        004304200          68   68400 SH       Defined            68400
ALLERGAN INC                   COM            018490102        3729   54300 SH       Defined            54300
AMERICAN VANGUARD CORP         COM            030371108        2284  267454 SH       Defined           267454
ANALOG DEVICES INC             COM            032654105       14315  380023 SH       Defined           380023
APPLE INC                      COM            037833100        5225   16200 SH       Defined            16200
BRIGHAM EXPLORATION CO         COM            109178103         272   10000 SH       Defined            10000
CELGENE CORP                   COM            151020104       50200  848827 SH       Defined           848827
CENTRAL FUND OF CANADA LTD     CL A           153501101        7956  383800 SH       Defined           383800
CONTINENTAL RESOURCES INC      COM            212015101       15042  255600 SH       Defined           255600
ELAN CORP PLC  ADR             ADR            284131208        9135 1594225 SH       Defined          1594225
ENERGY FOCUS INC               COM            29268T102         225  240532 SH       Defined           240532
EQT CORPORATION                COM            26884L109        7488  167000 SH       Defined           167000
GOLDCORP INC                   COM            380956409       11435  248700 SH       Defined           248700
GTX INC                        COM            40052B108          53   20000 SH       Defined            20000
HCP, INC                       COM            40414L109         235    6400 SH       Defined             6400
HERTZ GLOBAL HOLDINGS INC      COM            42805T105        4333  299000 SH       Defined           299000
INTERNATIONAL BUSINESS MACHINE COM            459200101       11403   77700 SH       Defined            77700
KOPIN CORP.                    COM            500600101          73   17568 SH       Defined            17568
MERCK & CO INC                 COM            58933Y105        4937  137000 SH       Defined           137000
METABOLIX INC                  COM            591018809        5624  462185 SH       Defined           462185
NEWMONT MINING CORPORATION     COM            651639106        3824   62250 SH       Defined            62250
ORITANI FINANCIAL CORP         COM            68633D103         130   10650 SH       Defined            10650
PFIZER INC.                    COM            717081103        4700  268400 SH       Defined           268400
POTLATCH CORP                  COM            737630103        2858   87800 SH       Defined            87800
QUIDEL CORP                    COM            74838J101        7199  498200 SH       Defined           498200
RENTRAK CORP                   COM            760174102        4588  152115 SH       Defined           152115
SILVER WHEATON CORP            COM            828336107        1484   38000 SH       Defined            38000
SOUTHWESTERN ENERGY CO         COM            845467109       19028  508350 SH       Defined           508350
STERICYCLE INC                 COM            858912108       11104  137216 SH       Defined           137216
TEVA PHARMACEUTICAL INDS LTD A ADR            881624209         344    6600 SH       Defined             6600
THERMO FISHER SCIENTIFIC INC   COM            883556102        7867  142100 SH       Defined           142100
UNIVERSAL HEALTH RLTY INCOME T SH BEN INT     91359E105        1172   32083 SH       Defined            32083
VERTEX PHARMACEUTICALS INC     COM            92532F100        1776   50700 SH       Defined            50700
VIRNETX HOLDING CORP           COM            92823T108        5365  361300 SH       Defined           361300
ZIX CORPORATION                COM            98974P100        4864 1139197 SH       Defined          1139197
CURRENCYSHARES AUSTRALIAN DOLL AUSTRALIAN DOL 23129U101         513    5000 SH       Defined             5000
CURRENCYSHARES CDN DLR         CDN DOLLAR SHS 23129X105         498    5000 SH       Defined             5000
METABOLIX INC(RESTRICTED)      COM            591018809        3638  298938 SH       Defined           298938
REPORT SUMMARY                             39 DATA RECORDS   246146           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED